CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital	Additional paid-in capital	Statutory reserve	General risk reserve	Retained earnings	Total	Non-controlling interests	Total
Begning balance at Dec. 31, 2015	¥ 77	¥ 239,924	¥ 4,386	¥ 5,891	¥ 38,928	¥ 289,206	¥ 72,301	¥ 361,507
Issuance of capital shares		156,000				156,000	39,000	195,000
Appropriation to reserve			3,365		(3,365)
Dividend to shareholders					(15,016)	(15,016)	(3,754)	(18,770)
Net income for the year					33,558	33,558	8,390	41,948
Ending balance at Dec. 31, 2016	77	395,924	7,751	5,891	54,105	463,748	115,937	579,685
Issuance of shares pursuant to reverse acquisition	248	(222)				26	7	33
Share issuance expense		(7,385)				(7,385)	(1,846)	(9,231)
Net income for the year					26,853	26,853	6,713	33,566
Ending balance at Dec. 31, 2017	¥ 325	¥ 388,317	¥ 7,751	¥ 5,891	¥ 80,958	¥ 483,242	¥ 120,811	¥ 604,053